Acquisitions and Divestitures - Additional information (Detail) $ in Millions, $ in Millions			12 Months Ended
		Feb. 28, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Feb. 28, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Before-tax gain on disposal	[1]		$ 119	$ (20)
Conventional
Disclosure of detailed information about business combination [line items]
Before-tax gain on disposal			51
After-tax gain on disposal			39
Proceeds from disposal of oil and gas assets			39
Duvernay Energy Corporation
Disclosure of detailed information about business combination [line items]
Fair value of non-monetary assets contributed to joint venture			94
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 18
Proportion of ownership interest in joint venture			30.00%
Investments in joint ventures accounted for using equity method			$ 84
Before-tax gain on disposal			65
After-tax gain on disposal			$ 50
BP-Husky Refining LLC
Disclosure of detailed information about business combination [line items]
Agreement to purchase remaining ownership		50.00%
Total Purchase Consideration		$ 514			$ 378
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo		508
Carrying value of investment in joint ventures recognised as of acquisition date		554
Non-cash revaluation loss, before tax		34
Non-cash revaluation loss, after tax		23
Non-cash revaluation loss, cumulative foreign exchange		$ 12
Toledo CGU
Disclosure of detailed information about business combination [line items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				$ 11

[1]	(1)Revised presentation as of January 1, 2024. See Note 4.